UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nushares ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Consumer Discretionary – 10.3%
34,884	Alibaba Pictures Group Ltd, (2)	$4,134
1,135	Alsea SAB de CV, (2)	3,906
721	ANTA Sports Products Ltd	3,675
9,974	Astro Malaysia Holdings Bhd	4,490
81	Bajaj Auto Ltd	3,195
389	Bharat Forge Ltd	3,647
13	Bosch Ltd	3,579
2,249	Brilliance China Automotive Holdings Ltd	2,935
45,851	BYD Co Ltd	259,430
9,550	China Travel International Investment Hong Kong Ltd	3,834
3,900	Chongqing Changan Automobile Co Ltd, (2)	3,404
570	Cyfrowy Polsat SA	3,704
10	Eicher Motors Ltd	4,053
901	Feng TAY Enterprise Co Ltd	5,180
460	FF Group, (2), (3)	646
3,845	Formosa Taffeta Co Ltd	4,069
214	Foschini Group Ltd	2,813
168,872	Geely Automobile Holdings Ltd	385,211
36,291	GOME Retail Holdings Ltd, (2)	3,839
84,228	Guangzhou Automobile Group Co Ltd	78,999
100	Hankook Tire Co Ltd	3,969
97,822	HengTen Networks Group Ltd, (2)	3,116
9,733	Home Product Center PCL, (4)	4,300
425	Hotai Motor Co Ltd	3,693
249	Imperial Holdings Ltd	4,056
54	LG Electronics Inc.	3,611
462	Lojas Renner SA	3,798
2	LPP SA	4,909
394	Mahindra & Mahindra Ltd	5,366
2,264	Minor International PCL, (2), (4)	2,586
202	Mr. Price Group Ltd	3,626
5,162	Naspers Ltd	1,277,618
6,215	New Oriental Education & Technology Group Inc., Sponsored ADR	534,739
504	Nien Made Enterprise Co Ltd	4,355
39,576	SACI Falabella	367,364

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
45,929	Shenzhou International Group Holdings Ltd	$563,347
25,947	Surya Citra Media Tbk PT	3,689
356	Titan Co Ltd	4,734
586	Truworths International Ltd	3,662
30,969	Vipshop Holdings Ltd, ADR, (2)	298,851
751	Woolworths Holdings Ltd/South Africa	2,933
1,303	Zhongsheng Group Holdings Ltd	2,969
	Total Consumer Discretionary	3,892,034
	Consumer Staples – 5.9%
13	Amorepacific Corp	3,109
26	Amorepacific Corp	3,324
33	AMOREPACIFIC Group	2,826
719	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,035
725	Arca Continental SAB de CV	4,809
1,078	Atacadao Distribuicao Comercio e Industria Ltda	4,488
2,166	Berli Jucker PCL, (2), (4)	3,711
49	Britannia Industries Ltd	4,681
8,968	China Agri-Industries Holdings Ltd	3,554
114,911	China Mengniu Dairy Co Ltd	355,841
3,041	Cia Brasileira de Distribuicao	67,310
13	CJ CheilJedang Corp	3,928
239	Clicks Group Ltd	3,526
12,703	Coca-Cola Femsa SAB de CV	79,381
96,929	CP ALL PCL	219,234
765	Dabur India Ltd	4,707
879	Embotelladora Andina SA	3,586
66,658	Fomento Economico Mexicano SAB de CV	654,076
353	Godrej Consumer Products Ltd	6,803
261	Gruma SAB de CV	3,370
26,116	Hindustan Unilever Ltd	659,885
7,155	Indofood CBP Sukses Makmur Tbk PT	4,329
2,370	Kimberly-Clark de Mexico SAB de CV, Class A Shares	4,359
3	LG Household & Health Care Ltd	3,245
6	LG Household & Health Care Ltd	3,567
360	M Dias Branco SA, (2)	3,677
938	Marico Ltd	4,977
262	Natura Cosmeticos SA	2,029
30	Nestle India Ltd	4,628
112	Nestle Malaysia Bhd	4,067
638	Pick n Pay Stores Ltd	3,628

Shares	Description (1)	Value
	Consumer Staples (continued)
348	Pioneer Foods Group Ltd	$3,082
988	PPB Group Bhd	4,010
584	President Chain Store Corp	6,419
280	Shoprite Holdings Ltd	4,653
271	SPAR Group Ltd	3,963
1,674	Standard Foods Corp	3,237
1,031	Ulker Biskuvi Sanayi AS	3,671
23,361	Unilever Indonesia Tbk PT	70,067
1,768	Uni-President Enterprises Corp	4,666
	Total Consumer Staples	2,237,458
	Energy – 4.0%
128,819	China Oilfield Services Ltd	118,195
11,580	Cosan SA	113,653
126,727	Dialog Group Bhd	103,502
3,604	Energy Absolute PCL, (2), (4)	3,873
712,019	IRPC PCL, (2), (4)	138,038
12,699	Petronas Dagangan Bhd	84,285
1,126	Petronet LNG Ltd	3,749
3,225	S-Oil Corp	338,745
80,790	Thai Oil PCL, (2), (4)	194,872
5,059	Tupras Turkiye Petrol Rafinerileri AS	110,888
26,039	Ultrapar Participacoes SA	281,763
	Total Energy	1,491,563
	Financials – 21.0%
230	Absa Group Ltd	3,018
28,474	Abu Dhabi Commercial Bank PJSC	54,884
3,963	Alliance Bank Malaysia Bhd	3,909
117,663	AMMB Holdings Bhd	116,360
69,294	Axis Bank Ltd	553,857
709	B3 SA - Brasil Bolsa Balcao, (2)	4,490
140	Bajaj Finance Ltd	5,520
14,047	Banco Bradesco SA, (2)	104,250
64,946	Banco Bradesco SA, (2)	527,811
62	Banco de Credito e Inversiones SA	4,282
698	Banco do Brasil SA, (2)	6,039
9,546	Banco Santander Brasil SA	92,699
49,726	Banco Santander Chile	4,072
53,830	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	90,674
481	Bancolombia SA	5,570
30,330	Bancolombia SA	348,516

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
8,340	Bank Danamon Indonesia Tbk PT	$3,803
171	Bank Handlowy w Warszawie SA	3,507
10,716	Bank Mandiri Persero Tbk PT	4,942
1,794	Bank Millennium SA, (2)	4,509
6,224	Bank Negara Indonesia Persero Tbk PT	3,194
2,131	Bank of the Philippine Islands	3,933
148	Bank Polska Kasa Opieki SA	4,527
381,815	Bank Rakyat Indonesia Persero Tbk PT	81,288
41	Bank Zachodni WBK SA	4,113
8,112	BNK Financial Group Inc.	65,047
329,108	Cathay Financial Holding Co Ltd	566,538
615,329	China CITIC Bank Corp Ltd	394,424
12,285	China Everbright Bank Co Ltd	5,385
141,481	China Merchants Bank Co Ltd	552,607
446,219	China Minsheng Banking Corp Ltd	330,379
244,768	CIMB Group Holdings Bhd	351,647
513	Commercial Bank PQSC	5,749
6,789	Commercial International Bank Egypt SAE	32,265
757	Coronation Fund Managers Ltd	3,439
485	DGB Financial Group Inc.	4,054
4,278	Dubai Islamic Bank PJSC	5,858
6,053	E.Sun Financial Holding Co Ltd	4,221
1,512	First Abu Dhabi Bank PJSC	5,598
5,834	First Financial Holding Co Ltd	4,011
46,311	FirstRand Ltd	244,906
259,489	Fubon Financial Holding Co Ltd	429,741
15,470	Grupo Financiero Banorte SAB de CV	107,782
124	Hyundai Marine & Fire Insurance Co Ltd	4,063
393	Industrial Bank of Korea	5,498
641	Investec Ltd	4,655
47,438	Itau Unibanco Holding SA	568,248
1,416	Itausa - Investimentos Itau SA	3,928
1,349	Kasikornbank PCL	9,123
12,376	KB Financial Group Inc.	592,995
97	Komercni banka as	4,212
7,443	Krung Thai Bank PCL, (4)	4,251
1,476	Malayan Banking Bhd	3,562
1,050	mBank SA	122,785
13,350	Mega Financial Holding Co Ltd	11,883
163	Nedbank Group Ltd	3,395

Shares	Description (1)	Value
	Financials (continued)
3,067	OTP Bank Nyrt	$115,478
391	Powszechny Zaklad Ubezpieczen SA	4,491
244	PSG Group Ltd	4,340
648	Public Bank Bhd	3,835
2,932	RHB Capital Bhd	3,924
832	RMB Holdings Ltd	5,233
49,107	Rural Electrification Corp Ltd	84,093
137	Samsung Card Co Ltd	4,335
1,431	Samsung Fire & Marine Insurance Co Ltd	349,227
21,847	Sanlam Ltd	127,325
137	Shinhan Financial Group Co Ltd	5,334
967	Siam Commercial Bank PCL, (2)	4,026
11,003	SinoPac Financial Holdings Co Ltd	4,133
28,223	Standard Bank Group Ltd	439,222
9,031	Taishin Financial Holding Co Ltd	4,425
12,885	Taiwan Business Bank	4,251
841	Yes Bank Ltd	4,504
552,924	Yuanta Financial Holding Co Ltd	254,662
	Total Financials	7,914,854
	Health Care – 2.8%
5,633	Alibaba Health Information Technology Ltd, (2)	5,771
4,993	Bangkok Dusit Medical Services PCL, (2), (4)	3,977
701	Bumrungrad Hospital PCL, (2), (4)	3,824
1,793	China Medical System Holdings Ltd	3,066
2,942	China Resources Pharmaceutical Group Ltd, 144A	4,282
2,072	CSPC Pharmaceutical Group Ltd	5,413
2,198	Hartalega Holdings Bhd	3,325
2,893	IHH Healthcare Bhd	4,206
36,343	Kalbe Farma Tbk PT	3,264
1,892	Life Healthcare Group Holdings Ltd	3,467
329	Lupin Ltd	3,947
1,386	Netcare Ltd	2,861
1,024	Odontoprev SA	3,634
105	Piramal Enterprises Ltd	4,086
192	Richter Gedeon Nyrt	3,474
133,883	Shandong Weigao Group Medical Polymer Co Ltd	102,368
34,827	Shanghai Fosun Pharmaceutical Group Co Ltd	166,210
1,374	Shanghai Pharmaceuticals Holding Co Ltd	3,642
351,164	Sino Biopharmaceutical Ltd	479,726
57,269	Sinopharm Group Co Ltd	242,296

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
1,538	Top Glove Corp Bhd	$3,836
20	Yuhan Corp	3,987
	Total Health Care	1,060,662
	Industrials – 8.6%
140,192	Aboitiz Equity Ventures Inc.	151,398
3,276	Air China Ltd	3,014
85,153	Airports of Thailand PCL, (2), (4)	169,564
507	Aselsan Elektronik Sanayi Ve Ticaret AS	2,803
241	Bidvest Group Ltd	3,446
13,940	BTS Group Holdings PCL, (2), (4)	3,960
16,660	CCR SA	46,698
116,895	China Conch Venture Holdings Ltd	440,191
5,039	China Eastern Airlines Corp Ltd	3,140
2,355	China International Marine Containers Group Co Ltd	2,710
28	CJ Corp	3,517
19,475	COSCO SHIPPING Development Co Ltd, (2)	3,102
298,156	CRRC Corp Ltd	261,409
219	Doosan Heavy Industries & Construction Co Ltd	2,946
11,331	DP World Ltd, (2)	260,613
7,844	Eva Airways Corp	3,869
8,033	Evergreen Marine Corp Taiwan Ltd	3,634
135,350	Far Eastern New Century Corp	144,130
7,757	Grupo Aeroportuario del Sureste SAB de CV	138,395
127	GS Engineering & Construction Corp	5,143
1,891	HAP Seng Consolidated Bhd	4,559
285	Hiwin Technologies Corp	2,784
10,401	Jasa Marga Persero Tbk PT	3,383
128,627	JG Summit Holdings Inc.	135,639
322	Latam Airlines Group SA	3,636
5,275	LG Corp	355,549
613	Localiza Rent a Car SA	3,875
2,027	Malaysia Airports Holdings Bhd	4,613
28,508	Rumo SA, (2)	112,692
4,689	Samsung C&T Corp	517,670
5,033	Siemens Ltd	72,615
126,397	Sime Darby Bhd	78,357
6,639	Sinotrans Ltd	3,071
256	SM Investments Corp	4,580
861	TAV Havalimanlari Holding AS	5,090
4,879	Teco Electric and Machinery Co Ltd	3,562

Shares	Description (1)	Value
	Industrials (continued)
2,798	Turkiye Sise ve Cam Fabrikalari AS	$2,850
56,213	WEG SA	276,976
2,231	Xinjiang Goldwind Science & Technology Co Ltd	2,840
	Total Industrials	3,248,023
	Information Technology – 27.9%
20,783	AAC Technologies Holdings Inc.	264,848
4,854	Acer Inc.	3,964
570	Advantech Co Ltd	3,770
2,603	ASE Technology Holding Co Ltd	6,666
451	Asustek Computer Inc.	3,882
480,560	AU Optronics Corp	207,206
1,854	BYD Electronic International Co Ltd	2,164
334	Catcher Technology Co Ltd	4,108
100	CD Projekt SA	5,401
1,702	Chicony Electronics Co Ltd	3,853
22,575	Cielo SA	86,234
6,355	Compal Electronics Inc.	3,944
92,133	Delta Electronics Inc.	320,512
2,091	Delta Electronics Thailand PCL, (2), (4)	4,384
1,605	Foxconn Technology Co Ltd	3,979
925,008	GCL-Poly Energy Holdings Ltd, (2)	81,336
8,955	HCL Technologies Ltd	125,943
41,286	Infosys Ltd	823,478
11,308	Innolux Corp	4,248
5,176	Inventec Corp	4,134
49,792	Kingboard Holdings Ltd	173,542
516,364	Lenovo Group Ltd	286,242
16,659	LG Display Co Ltd	316,456
28	LG Innotek Co Ltd	4,080
3,368	Lite-On Technology Corp	4,423
2,695	Macronix International	3,741
28,159	MediaTek Inc.	233,631
964	Micro-Star International Co Ltd	3,306
57,518	Nanya Technology Corp	147,675
992	NAVER Corp	634,937
10	NCSoft Corp	3,446
870	Novatek Microelectronics Corp	4,206
1,832	Pegatron Corp	4,075
1,354	Powertech Technology Inc.	3,826
2,255	Quanta Computer Inc.	3,897

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
2,267	Samsung Electro-Mechanics Co Ltd	$311,075
3,125	Samsung SDI Co Ltd	639,722
197,020	Semiconductor Manufacturing International Corp, (2)	238,016
2,490	Synnex Technology International Corp	3,550
242,571	Taiwan Semiconductor Manufacturing Co Ltd	1,949,189
25,621	Tata Consultancy Services Ltd	727,319
496	Tech Mahindra Ltd	4,918
50,618	Tencent Holdings Ltd	2,291,216
66,971	TravelSky Technology Ltd	189,891
7,601	United Microelectronics Corp	4,357
1,919	Vanguard International Semiconductor Corp, (2)	4,889
519	Win Semiconductors Corp, (2)	2,509
5,866	Winbond Electronics Corp	3,823
80,973	Wipro Ltd	327,322
5,118	Wistron Corp	3,954
2,779	WPG Holdings Ltd	3,853
454	Yageo Corp	11,582
	Total Information Technology	10,508,722
	Materials – 8.8%
1,953	Anglo American Platinum Ltd	60,310
240	Asian Paints Ltd	5,070
8,615	BBMG Corp	3,392
265,778	China Molybdenum Co Ltd	135,477
37,541	Empresas CMPC SA	151,644
100,504	Eregli Demir ve Celik Fabrikalari TAS	226,026
10,024	Fibria Celulose SA	197,457
184	Hanwha Chemical Corp	3,479
10,009	Industrias Penoles SAB de CV	169,508
10,032	KGHM Polska Miedz SA	264,747
809	Klabin SA	4,350
4,582	Kumba Iron Ore Ltd	101,692
40	Kumho Petrochemical Co Ltd	4,041
111,975	Lee & Man Paper Manufacturing Ltd	108,876
1,795	LG Chem Ltd	601,730
256	LG Chem Ltd	49,431
1,218	Lotte Chemical Corp	391,428
195	Mondi Ltd	5,375
21,292	Nan Ya Plastics Corp	59,048
114,417	Nine Dragons Paper Holdings Ltd	141,433
25	OCI Co Ltd	2,208

Shares	Description (1)	Value
	Materials (continued)
8,290	PhosAgro PJSC, GDR	$109,179
3,872	Polyus PJSC, GDR	137,456
3,028	Press Metal Aluminum Holdings Bhd	3,561
78,736	PTT Global Chemical PCL, (2), (4)	193,468
611	Sappi Ltd	4,378
236,061	Sinopec Shanghai Petrochemical Co Ltd	141,688
693	Suzano Papel e Celulose SA	8,218
5,019	UPL Ltd	46,984
	Total Materials	3,331,654
	Real Estate – 2.8%
6,983	Aldar Properties PJSC	3,859
4,694	Ayala Land Inc.	3,611
694	Barwa Real Estate Co	6,919
1,441	BR Malls Participacoes SA	3,817
32,958	Bumi Serpong Damai Tbk PT	3,086
1,653	Central Pattana PCL, (2), (4)	3,764
89,491	China Vanke Co Ltd	285,677
4,805	CIFI Holdings Group Co Ltd	3,123
4,569	DAMAC Properties Dubai Co PJSC	2,898
7,057	Emaar Malls PJSC	3,919
32,343	Ezdan Holding Group QSC	80,391
2,979	Fibra Uno Administracion SA de CV	4,298
3,037	Fortress REIT Ltd	3,596
41,587	Fortress REIT Ltd	46,385
123,617	Fullshare Holdings Ltd	54,506
2,590	Greentown China Holdings Ltd	3,050
1,895	Growthpoint Properties Ltd	3,783
486	Hyprop Investments Ltd	3,810
9,804	IOI Properties Group Bhd	4,582
7,161	Kaisa Group Holdings Ltd	2,893
76,149	Longfor Group Holdings Ltd	213,974
48,864	Megaworld Corp	4,270
744	Multiplan Empreendimentos Imobiliarios SA	3,977
14,742	NEPI Rockcastle PLC	137,305
112,346	Pakuwon Jati Tbk PT	4,012
5,296	Redefine Properties Ltd	4,298
599	Resilient REIT Ltd	2,364
2,656	Ruentex Development Co Ltd	2,945
2,815	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	3,935
9,305	Shenzhen Investment Ltd	3,356

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
13,276	Shui On Land Ltd	$3,096
12,029	Sime Darby Property Bhd	3,965
5,776	Sino-Ocean Group Holding Ltd	3,261
60,993	SM Prime Holdings Inc.	43,357
147,594	SOHO China Ltd, (2)	69,404
5,552	SP Setia Bhd Group	4,056
16,888	Yuexiu Property Co Ltd	3,207
	Total Real Estate	1,038,749
	Telecommunication Services – 5.8%
678	Advanced Info Service PCL, (2), (4)	4,117
196,649	Axiata Group Bhd	212,371
100,458	Bharti Airtel Ltd	571,231
27,101	Chunghwa Telecom Co Ltd	93,836
3,365	DiGi.Com Bhd	3,766
369	Empresa Nacional de Telecomunicaciones SA	3,472
1,773	Far EasTone Telecommunications Co Ltd	4,205
135	Globe Telecom Inc.	4,665
14,566	Hellenic Telecommunications Organization SA	189,177
111,874	Idea Cellular Ltd, (2)	89,142
323	KT Corp	8,229
2,930	Maxis Bhd	4,173
5,911	MTN Group Ltd	51,670
1,357	O2 Czech Republic AS	16,074
5,692	Ooredoo QPSC	109,900
2,695	Orange Polska SA, (2)	3,670
1,442	SK Telecom Co Ltd	322,908
1,175	Taiwan Mobile Co Ltd	4,049
332	Telefonica Brasil SA	3,629
3,228	Telekom Malaysia Bhd	3,153
1,788,896	Telekomunikasi Indonesia Persero Tbk PT	442,882
1,189	Telkom SA SOC Ltd	4,574
1,110	TIM Participacoes SA	3,664
19,686	True Corp PCL, (2), (4)	3,698
1,399	Turkcell Iletisim Hizmetleri AS	3,688
300	Vodacom Group Ltd	3,212
	Total Telecommunication Services	2,165,155
	Utilities – 1.8%
6,044	Aboitiz Power Corp	4,234
6,723	Aguas Andinas SA, Class A	3,909
398,248	Beijing Enterprises Water Group Ltd	217,213

Shares	Description (1)	Value
	Utilities (continued)
228,256	China Longyuan Power Group Corp Ltd	$212,631
1,098	EDP - Energias do Brasil SA	3,989
390	Engie Brasil Energia SA	3,882
244	Equatorial Energia SA	3,978
10,171	Huaneng Renewables Corp Ltd	3,785
976	Interconexion Electrica SA ESP	4,797
734	Manila Electric Co	5,247
3,548	Qatar Electricity & Water Co QSC	185,147
40,543	Towngas China Co Ltd	40,299
	Total Utilities	689,111
	Total Long-Term Investments (cost $38,395,232)	37,577,985
	Other Assets Less Liabilities – 0.3%	120,013
	Net Assets – 100%	$ 37,697,998
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$36,834,952	$742,387	$646	$37,577,985
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(739,071)	$738,425	$ —	$646	$ —

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$38,420,526
Gross unrealized:
Appreciation	$ 2,139,167
Depreciation	(2,981,708)
Net unrealized appreciation (depreciation) of investments	$ (842,541)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Nushares ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Consumer Discretionary – 13.7%
440	Adidas AG	$97,379
299	Asics Corp	4,843
72	Axel Springer SE	5,383
794	Barratt Developments PLC	5,562
5,340	Bayerische Motoren Werke AG	516,653
1,790	Bayerische Motoren Werke AG	148,283
757	Benesse Holdings Inc.	27,490
193	Burberry Group PLC	5,334
42	Cie Generale des Etablissements Michelin SCA	5,411
8,354	Compass Group PLC	179,662
8,269	Denso Corp	406,580
36	Dufry AG, (2)	4,767
202	Electrolux AB	4,745
223	Eutelsat Communications SA	4,780
319	Fast Retailing Co Ltd	138,925
105	Flight Centre Travel Group Ltd	5,309
1,872	Harvey Norman Holdings Ltd	4,940
3,298	Hennes & Mauritz AB	51,347
23,637	Honda Motor Co Ltd	708,434
56	HUGO BOSS AG	5,051
533	Husqvarna AB	4,221
7,191	Industria de Diseno Textil SA	236,008
2,398	ITV PLC	5,186
162	JCDecaux SA	5,296
467	Kering SA	249,165
26,887	Kingfisher PLC	104,643
190,649	Li & Fung Ltd	64,626
13,222	Marks & Spencer Group PLC	53,419
1,027	Merlin Entertainments PLC, 144A	5,305
181	NGK Spark Plug Co Ltd	5,190
10,413	Nikon Corp	175,069
136	Nokian Renkaat OYJ	5,902
4,902	Oriental Land Co Ltd/Japan	531,189
32,033	Panasonic Corp	411,501
64	Pandora A/S	4,553

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
328	Peugeot SA	$9,445
159	ProSiebenSat.1 Media SE	4,305
73	Publicis Groupe SA	4,669
27,980	Rakuten Inc.	196,690
4,943	Renault SA	435,444
185	Schibsted ASA	6,017
28	SEB SA	5,327
3,771	Sekisui House Ltd	64,057
41,095	Shangri-La Asia Ltd	67,242
2,622	Singapore Press Holdings Ltd	5,605
12,851	Sony Corp	669,069
155	Stanley Electric Co Ltd	5,421
694	Swatch Group AG	57,237
10	Swatch Group AG	4,494
94	Telenet Group Holding NV, (2)	4,529
8,195	TUI AG	175,329
263	USS Co Ltd	4,972
79	Valeo SA	3,882
14,399	Vivendi SA	374,016
10,045	WPP PLC	157,064
6,276	Yamada Denki Co Ltd	31,060
96	Zalando SE, 144A, (2)	5,511
	Total Consumer Discretionary	6,483,536
	Consumer Staples – 12.4%
16,221	Aeon Co Ltd	328,434
11,469	Associated British Foods PLC	369,341
3	Barry Callebaut AG	5,121
51	Beiersdorf AG	5,943
1,787	Casino Guichard Perrachon SA	72,846
807	Coca-Cola Amatil Ltd	5,747
6,996	Coca-Cola European Partners PLC	288,515
5,508	Coca-Cola HBC AG	197,535
8,014	Danone SA	630,213
207	Essity AB	5,181
2,673	Henkel AG & Co KGaA	286,796
171	ICA Gruppen AB	5,677
33,267	J Sainsbury PLC	142,696
354	Jeronimo Martins SGPS SA	5,273
2,322	Kao Corp	168,788
237	Koninklijke Ahold Delhaize NV	6,033

Shares	Description (1)	Value
	Consumer Staples (continued)
83	Lawson Inc.	$4,975
549	L'Oreal SA	134,574
13,543	Marine Harvest ASA	296,466
5,905	METRO AG	72,961
17,271	Nestle SA	1,407,848
17,286	Orkla ASA	146,396
3,584	Reckitt Benckiser Group PLC	319,548
97,244	Tesco PLC	332,038
156	Toyo Suisan Kaisha Ltd	5,630
101	Unilever NV	5,819
11,017	Unilever PLC	629,365
1,571	Wm Morrison Supermarkets PLC	5,385
	Total Consumer Staples	5,885,144
	Energy – 3.1%
8,481	Caltex Australia Ltd	205,283
7,376	Enagas SA	206,437
22,061	John Wood Group PLC	188,043
2,283	Koninklijke Vopak NV	107,597
4,187	Neste Oyj	345,967
6,127	Showa Shell Sekiyu KK	100,274
73,996	Snam SpA	318,178
	Total Energy	1,471,779
	Financials – 20.6%
2,957	3i Group PLC	36,756
36,474	Aegon NV	240,780
26,656	AIB Group PLC	152,825
3,056	Allianz SE	676,303
128	ASX Ltd	6,251
24,133	Australia & New Zealand Banking Group Ltd	525,656
12,101	Aviva PLC	79,367
13,365	AXA SA	337,775
54,850	Banco Bilbao Vizcaya Argentaria SA	403,418
15,961	Bank Hapoalim BM	112,781
8,991	Bank Leumi Le-Israel BM	56,309
581	Bankinter SA, (2)	5,617
77,141	BOC Hong Kong Holdings Ltd	373,557
34,777	CaixaBank SA, (2)	161,014
5,529	CNP Assurances	129,384
13,872	Commonwealth Bank of Australia	771,268
27,518	DBS Group Holdings Ltd	540,738

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
42	Deutsche Boerse AG	$5,538
1,472	Eurazeo SA	113,931
6,510	Hang Seng Bank Ltd	177,203
13,741	Hong Kong Exchanges & Clearing Ltd	405,550
1,491	ING Groep NV	22,857
915	Insurance Australia Group Ltd	5,469
158,704	Intesa Sanpaolo SpA	489,112
25,353	Intesa Sanpaolo SpA, (2)	80,954
21,755	Investec PLC	157,468
13,120	Investor AB	572,490
171	L E Lundbergforetagen AB	5,593
1,530	Legal & General Group PLC	5,272
91	London Stock Exchange Group PLC	5,249
38	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,437
5,858	Natixis SA	42,153
193	NN Group NV	8,540
2,300	Prudential PLC	54,457
126	Schroders PLC	5,145
1,027	Singapore Exchange Ltd	5,613
620	Skandinaviska Enskilda Banken AB	6,639
930	Sompo Holdings Inc.	37,669
55,180	Standard Chartered PLC	497,991
10,760	Sumitomo Mitsui Trust Holdings Inc.	426,401
2,665	Swiss Re AG	244,372
307	T&D Holdings Inc.	4,566
8,100	Tokio Marine Holdings Inc.	383,581
252	Tryg A/S	6,170
42,656	UBS Group AG	702,962
38	Wendel SA	5,544
30,004	Westpac Banking Corp	657,104
	Total Financials	9,753,829
	Health Care – 8.5%
603	Alfresa Holdings Corp	14,399
35,195	Astellas Pharma Inc.	571,439
12,517	AstraZeneca PLC	962,985
4,161	Chugai Pharmaceutical Co Ltd	210,764
36	Cochlear Ltd	5,442
39	Coloplast A/S	4,257
28,699	ConvaTec Group PLC, 144A	82,445
55	CSL Ltd	8,039

Shares	Description (1)	Value
	Health Care (continued)
2,002	Eisai Co Ltd	$171,370
568	Fisher & Paykel Healthcare Corporation Ltd	5,723
25	Genmab A/S, (2)	4,288
21,278	Healthscope Ltd	34,483
2,503	Koninklijke Philips NV	109,941
3,669	Kyowa Hakko Kirin Co Ltd	69,388
50	Lonza Group AG	15,419
12,100	Mediclinic International PLC	81,266
3,374	NMC Health PLC	168,005
10,088	Novo Nordisk A/S, Class B	504,063
157	Orion Oyj	5,412
149	QIAGEN NV, (2)	5,403
3,755	Roche Holding AG	921,871
664	Ryman Healthcare Ltd	5,501
31	Sartorius AG	5,042
103	Shionogi & Co Ltd	5,591
271	Sonic Healthcare Ltd	5,254
33	Sonova Holding AG	6,093
655	Sumitomo Dainippon Pharma Co Ltd	12,656
68	Sysmex Corp	6,421
	Total Health Care	4,002,960
	Industrials – 17.4%
12,753	ABB Ltd	292,546
99	Adecco Group AG	6,098
964	Aeroports de Paris	215,886
205	Alfa Laval AB	5,639
140	ANA Holdings Inc.	5,128
168	Ashtead Group PLC	5,159
254	Assa Abloy AB	5,040
1,150	Auckland International Airport Ltd	5,226
6,125	Bouygues SA	269,534
541	Brambles Ltd	3,974
227	Bureau Veritas SA	5,851
8,919	Cie de Saint-Gobain	397,338
19,991	CNH Industrial NV	234,723
3,188	Daifuku Co Limited	139,123
5,917	Daikin Industries Ltd	704,078
55	DCC PLC	5,086
8,732	Deutsche Post AG	308,448
65	DSV A/S	5,455

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
2,316	Edenred	$91,240
1,335	Eiffage SA	149,516
311	Ferguson PLC	24,518
15,751	Ferrovial SA	325,833
542	Fraport AG Frankfurt Airport Services Worldwide	54,145
12	Geberit AG	5,354
13,954	Getlink	184,412
59	HOCHTIEF AG	10,610
2,694	Intertek Group PLC	207,791
159	ISS A/S	5,948
2,174	Kajima Corp	16,916
310	Kawasaki Heavy Industries Ltd	9,056
124	Keio Corp	6,070
19,471	Komatsu Ltd	570,006
39	Kuehne + Nagel International AG	6,238
76	Legrand SA	5,588
25,243	Meggitt PLC	188,808
146	Metso OYJ	5,347
48,797	MTR Corp Ltd	273,611
1,690	MTU Aero Engines AG	357,907
279	NGK Insulators Ltd	4,875
170	Nippon Express Co Ltd	11,086
10,468	Obayashi Corp	108,944
265	Odakyu Electric Railway Co Ltd	5,596
3,224	OSRAM Licht AG	144,024
86	Randstad NV	5,460
274	RELX NV	5,962
16,922	RELX PLC	369,032
8,173	Rexel SA	127,998
29,260	Royal Mail PLC	179,972
7,525	Schneider Electric SE	606,111
344	SEEK Ltd	5,465
2	SGS SA	5,224
6,907	Siemens AG	975,926
283	Skanska AB	5,334
248	SKF AB	5,103
2,593	Sydney Airport	13,628
34	Teleperformance	6,238
42,157	Transurban Group	366,672
1,011	Travis Perkins PLC	15,861

Shares	Description (1)	Value
	Industrials (continued)
95	Vestas Wind Systems A/S	$6,134
4,747	Volvo AB, Class B Shares	83,281
249	Wartsila OYJ Abp	5,387
169	Weir Group PLC	4,320
990	West Japan Railway Co	68,983
104	Wolters Kluwer NV	6,274
	Total Industrials	8,256,136
	Information Technology – 5.3%
752	Amadeus IT Group SA	64,231
1,818	ASML Holding NV	390,332
40	Atos SE	5,375
41	Capgemini SE	5,267
385	Computershare Ltd	5,206
45,522	Fujitsu Ltd	309,228
112	Hitachi High-Technologies Corp	4,563
265	Infineon Technologies AG	7,026
705	Konica Minolta Inc.	6,304
8,802	Kyocera Corp	510,161
37	Murata Manufacturing Co Ltd	6,445
646	Nokia OYJ	3,512
1,245	Nomura Research Institute Ltd	59,614
100	Omron Corp	4,502
6,596	SAP SE	770,607
183	Shimadzu Corp	5,199
10,732	STMicroelectronics NV	233,623
15,631	Telefonaktiebolaget LM Ericsson	122,535
137	Yaskawa Electric Corp	4,492
270	Yokogawa Electric Corp	4,778
	Total Information Technology	2,523,000
	Materials – 7.9%
2,019	Akzo Nobel NV	186,860
44	Arkema SA	5,521
21,305	Asahi Kasei Corp	283,680
8,894	Boliden AB	265,204
1,253	Chr Hansen Holding A/S	129,841
1,981	Covestro AG, 144A	190,297
140	Croda International PLC	9,439
2,094	Daicel Corporation	22,972
1,138	Fletcher Building Ltd	5,447
2,688	Hitachi Chemical Co Ltd	53,020

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
7,029	Hitachi Metals Ltd	$75,853
133	Imerys SA	10,333
848	Johnson Matthey PLC	41,825
6,185	K+S AG	163,478
1,362	Kaneka Corp	11,948
1,100	Kansai Paint Co Ltd	25,215
1,037	Koninklijke DSM N.V.	110,584
8,888	Kuraray Co Ltd	125,055
24,956	Newcrest Mining Ltd	401,286
231	Novozymes A/S	12,172
385	Orica Ltd	5,032
60	Sika AG	8,539
48,415	Sumitomo Chemical Co Ltd	277,238
7,602	Sumitomo Metal Mining Co Ltd	272,664
380	Teijin Ltd	7,061
37,491	Toray Industries Inc.	290,008
6,808	Umicore SA	398,285
4,664	UPM-Kymmene OYJ	165,678
3,736	voestalpine AG	187,398
	Total Materials	3,741,933
	Real Estate – 3.0%
2,962	Ascendas Real Estate Investment Trust	5,984
1,368	Azrieli Group Ltd	65,448
4,335	CapitaLand Commercial Trust	5,573
66,441	CapitaLand Ltd	157,647
3,828	CapitaLand Mall Trust	6,074
10,346	City Developments Ltd	76,077
55	Covivio	5,737
1,593	Daiwa House Industry Co Ltd	57,891
775	Dexus	5,807
33	Gecina SA	5,633
839	Goodman Group	6,006
1,589	GPT Group	6,095
10,174	Hammerson PLC	69,638
496	Hulic Co Ltd	4,847
20,204	Hysan Development Co Ltd	110,583
62	ICADE	6,007
3	Japan Retail Fund Investment Corp	5,465
140	Klepierre SA	5,286
387	LendLease Group	5,791

Shares	Description (1)	Value
	Real Estate (continued)
3,339	Mirvac Group	$5,659
13,440	Mitsubishi Estate Co Ltd	232,925
11,477	Mitsui Fudosan Co Ltd	273,340
2	Nippon Prologis REIT Inc.	4,040
569	Segro PLC	4,964
1,846	Stockland	5,695
37,656	Swire Properties Ltd	148,279
26	Unibail-Rodamco-Westfield	5,776
592	UOL Group Ltd	3,118
14,856	Wharf Real Estate Investment Co Ltd	108,195
	Total Real Estate	1,403,580
	Telecommunication Services – 4.4%
12,720	KDDI Corporation	353,737
15,182	NTT DOCOMO Inc.	389,654
12	Swisscom AG	5,640
411	Tele2 AB	5,522
24,411	Telenor ASA	477,895
28,923	Telstra Corp Ltd	61,064
319,291	Vodafone Group PLC	779,024
	Total Telecommunication Services	2,072,536
	Utilities – 3.2%
38,364	APA Group	275,216
27,201	Meridian Energy Ltd	58,148
62,109	National Grid PLC	662,607
14,062	Red Electrica Corp SA, (2)	298,462
22,172	United Utilities Group PLC	209,173
	Total Utilities	1,503,606
	Total Long-Term Investments (cost $47,306,095)	47,098,039

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 100	Federal Home Loan Bank, Discount Notes	0.000%	8/01/18	N/R	$ 100,000
	Total Short-Term Investments (cost $100,000)				100,000
	Total Investments (cost $47,406,095) – 99.7%				47,198,039
	Other Assets Less Liabilities – 0.3%				137,186
	Net Assets – 100%				$ 47,335,225

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$47,098,039	$ —	$ —	$47,098,039
Short-Term Investments:
U.S. Government and Agency Obligations	—	100,000	—	100,000
Total	$47,098,039	$100,000	$ —	$47,198,039
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$47,423,314
Gross unrealized:
Appreciation	$ 1,931,032
Depreciation	(2,156,307)
Net unrealized appreciation (depreciation) of investments	$ (225,275)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nushares ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Consumer Discretionary – 19.2%
10,481	Aramark	$421,441
526	Booking Holdings Inc., (2)	1,067,107
548	CarMax Inc., (2)	40,924
62	Hasbro Inc.	6,176
7,736	Home Depot Inc.	1,528,015
2,254	Liberty Broadband Corp, Class C Shares, (2)	179,125
8,368	Liberty Global PLC, Class A Shares, (2)	236,228
400	Liberty Global PLC, Class C Shares, (2)	10,856
13,188	LKQ Corp, (2)	442,062
10,408	Lowe's Cos Inc.	1,033,931
764	Mohawk Industries Inc., (2)	143,907
3,848	Netflix Inc., (2)	1,298,507
10,101	Nike Inc., Class B	776,868
34	PVH Corp	5,220
2,870	Tesla Inc., (2)	855,662
3,454	TJX Cos Inc.	335,936
95	Tractor Supply Co	7,414
3,106	Under Armour Inc., (2)	62,027
1,079	Under Armour Inc., Class C Shares, (2)	20,220
1,725	Vail Resorts Inc.	477,601
12,780	Walt Disney Co	1,451,297
	Total Consumer Discretionary	10,400,524
	Consumer Staples – 1.3%
834	Colgate-Palmolive Co	55,886
2,572	Estee Lauder Cos Inc., Class A	347,066
2,581	McCormick & Co Inc.	303,371
	Total Consumer Staples	706,323
	Energy – 3.1%
18,028	Baker Hughes a GE Co	623,408
8,618	Cheniere Energy Inc., (2)	547,243
121	National Oilwell Varco Inc.	5,883
7,623	Schlumberger Ltd	514,705
	Total Energy	1,691,239

Nushares ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Financials – 7.5%
9,603	American Express Co	$955,691
1,733	BlackRock Inc.	871,283
3,755	Marsh & McLennan Cos Inc.	313,017
735	Moody's Corporation	125,773
6,420	Progressive Corp	385,264
4,380	S&P Global Inc.	877,927
1,161	SVB Financial Group, (2)	357,449
3,047	TD Ameritrade Holding Corp	174,136
	Total Financials	4,060,540
	Health Care – 13.4%
13,003	AbbVie Inc.	1,199,267
965	ABIOMED Inc., (2)	342,121
97	Agilent Technologies Inc.	6,406
2,514	Align Technology Inc., (2)	896,618
3,460	Becton Dickinson and Company	866,280
20	Biogen Inc., (2)	6,687
407	BioMarin Pharmaceutical Inc., (2)	40,928
9,018	Bristol-Myers Squibb Co	529,808
7,824	Celgene Corp, (2)	704,864
5,367	Centene Corp, (2)	699,481
2,942	Edwards Lifesciences Corporation, (2)	419,088
53	HCA Inc.	6,584
137	Henry Schein Inc., (2)	10,879
2,320	Humana Inc.	728,898
2,228	IQVIA Holdings Inc., (2)	271,682
35	Jazz Pharmaceuticals PLC, (2)	6,058
1,050	Nektar Therapeutics, (2)	55,230
57	ResMed Inc.	6,030
1,372	Vertex Pharmaceuticals Inc., (2)	240,169
34	Waters Corp, (2)	6,707
2,728	Zoetis Inc.	235,917
	Total Health Care	7,279,702
	Industrials – 12.7%
82	Acuity Brands Inc.	11,400
367	AMERCO	138,388
4,166	AO Smith Corp	248,002
2,977	CH Robinson Worldwide Inc.	274,569
797	Copart Inc., (2)	45,740
66	Dover Corp	5,477
7,527	Expeditors International of Washington Inc.	573,332

Shares	Description (1)	Value
	Industrials (continued)
569	Fortive Corporation	$46,704
113	Fortune Brands Home & Security Inc.	6,554
130	HD Supply Holdings Inc., (2)	5,717
37	IDEX Corp	5,682
8,518	IHS Markit Ltd, (2)	451,710
2,162	Illinois Tool Works Inc.	309,879
7,135	Ingersoll-Rand PLC, Class A	702,869
27	Lennox International Inc.	5,861
84	Robert Half International Inc.	6,364
1,358	Rockwell Automation Inc.	254,706
5,517	Rockwell Collins Inc.	766,808
2,729	Roper Technologies Inc.	823,885
126	Sensata Technologies Holding PLC, (2)	6,851
4,885	Spirit AeroSystems Holdings Inc.	455,526
72	Stanley Black & Decker Inc.	10,762
2,005	TransDigm Group Inc., (2)	752,958
7,833	TransUnion	567,109
19	WW Grainger Inc.	6,585
4,981	Xylem Inc.	381,345
	Total Industrials	6,864,783
	Information Technology – 35.3%
6,850	Accenture PLC	1,091,411
4,879	Adobe Systems Inc., (2)	1,193,794
803	Analog Devices Inc.	77,200
25,180	Apple Inc.	4,791,502
11,872	Applied Materials Inc.	577,335
5,749	Autodesk Inc., (2)	738,402
11,456	Cadence Design Systems Inc., (2)	505,095
3,985	Citrix Systems Inc.	438,230
4,492	Intuit Inc.	917,446
27,073	Microsoft Corporation	2,871,904
5,168	NVIDIA Corporation	1,265,437
8,170	salesforce.com Inc., (2)	1,120,516
10,175	Texas Instruments Inc.	1,132,681
187	Trimble Inc., (2)	6,601
12,761	Visa Inc.	1,744,939
5,613	Workday Inc., (2)	696,124
	Total Information Technology	19,168,617
	Materials – 3.2%
223	Axalta Coating Systems Ltd, (2)	6,746

Nushares ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
3,163	Ball Corp	$123,262
5,582	Ecolab Inc.	785,388
2,709	FMC Corp	243,485
5,314	PPG Industries Inc.	588,047
	Total Materials	1,746,928
	Real Estate – 2.5%
6,307	American Tower Corporation, REIT	934,950
798	CBRE Group Inc., (2)	39,740
6,036	Prologis Inc.	396,082
	Total Real Estate	1,370,772
	Telecommunication Services – 1.7%
11,118	T-Mobile US Inc., (2)	667,080
7,437	Zayo Group Holdings Inc., (2)	275,838
	Total Telecommunication Services	942,918
	Total Long-Term Investments (cost $48,666,775)	54,232,346
	Other Assets Less Liabilities – 0.1%	70,669
	Net Assets – 100%	$ 54,303,015
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,232,346	$ —	$ —	$54,232,346

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$48,667,607
Gross unrealized:
Appreciation	$ 6,046,879
Depreciation	(482,140)
Net unrealized appreciation (depreciation) of investments	$ 5,564,739
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

Nushares ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Consumer Discretionary – 7.9%
2,047	Aptiv PLC	$200,749
1,915	Autoliv Inc.	196,211
58	Best Buy Co Inc.	4,352
88	BorgWarner Inc.	4,050
2,211	CBS Corp	116,453
902	Darden Restaurants Inc.	96,460
100	DR Horton Inc.	4,370
647	Garmin Ltd	40,405
55	Genuine Parts Co	5,352
1,985	Goodyear Tire & Rubber Co	48,057
151	H&R Block Inc.	3,799
233	Hanesbrands Inc.	5,187
5,939	Harley-Davidson Inc.	254,724
64	Kohl's Corp	4,728
68	Lennar Corp	3,554
62	Liberty Broadband Corp, Class C Shares, (2)	4,927
7,067	Liberty Media Corp-Liberty Formula One, Class C Shares, (2)	249,112
3,776	Liberty Media Corp-Liberty SiriusXM, Class C Shares, (2)	178,340
121	Macy's Inc.	4,807
17,405	Newell Brands Inc.	455,837
92	Nordstrom Inc.	4,822
187	Omnicom Group Inc.	12,871
141	PulteGroup Inc.	4,017
3,105	Royal Caribbean Cruises Ltd	350,120
86	Tapestry Inc.	4,052
8,806	Target Corp	710,468
618	Tiffany & Co	85,012
135	TripAdvisor Inc., (2)	7,829
58	VF Corp	5,340
153	Viacom Inc.	4,445
25	Whirlpool Corporation	3,278
4,139	Yum! Brands Inc.	328,181
	Total Consumer Discretionary	3,401,909

Shares	Description (1)	Value
	Consumer Staples – 11.4%
92	Campbell Soup Co	$3,763
27,019	Coca-Cola Co	1,259,896
287	Colgate-Palmolive Co	19,232
11,437	General Mills Inc.	526,788
1,110	Kellogg Co	78,843
466	Kimberly-Clark Corp	53,059
124	McCormick & Co Inc.	14,575
17,667	Mondelez International Inc.	766,394
7,899	PepsiCo Inc.	908,385
16,183	Procter & Gamble Co	1,308,881
	Total Consumer Staples	4,939,816
	Energy – 6.3%
2,976	HollyFrontier Corp	221,950
9,521	ONEOK Inc.	670,659
9,606	Schlumberger Ltd	648,597
86	Targa Resources Corp	4,392
9,548	TechnipFMC PLC	310,788
5,931	Valero Energy Corp	701,934
6,132	Williams Companies Inc.	182,427
	Total Energy	2,740,747
	Financials – 22.8%
14,430	Aflac Inc.	671,572
94	Allstate Corp	8,941
150	Ally Financial Inc.	4,014
11,778	American International Group Inc.	650,263
148	Arch Capital Group Ltd, (2)	4,523
52,165	Bank of America Corp	1,610,855
12,858	Bank of New York Mellon Corp	687,517
12,542	BB&T Corp	637,259
7,265	Capital One Financial Corp	685,235
5,645	Chubb Ltd	788,720
80	CIT Group Inc.	4,234
4,045	CME Group Inc.	643,641
54	Discover Financial Services	3,856
5,135	East West Bancorp Inc.	332,440
7,495	Franklin Resources Inc.	257,228
39,017	Huntington Bancshares Inc.	602,423
30,023	KeyCorp	626,580
110	Loews Corp	5,586
6,312	Marsh & McLennan Cos Inc.	526,168

Nushares ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
47	Nasdaq Inc.	$4,296
12,248	New York Community Bancorp Inc.	131,911
214	People's United Financial Inc.	3,901
134	PNC Financial Services Group Inc.	19,407
66	Principal Financial Group Inc.	3,833
6,218	Prudential Financial Inc.	627,458
222	Regions Financial Corp	4,132
113	State Street Corp	9,979
2,197	Travelers Cos Inc.	285,918
85	Voya Financial Inc.	4,294
26	Willis Towers Watson PLC	4,145
87	Zions Bancorporation	4,498
	Total Financials	9,854,827
	Health Care – 13.3%
14,354	Abbott Laboratories	940,761
75	Agilent Technologies Inc.	4,953
85	Alkermes PLC, (2)	3,727
2,598	Allergan PLC	478,266
34	Alnylam Pharmaceuticals Inc., (2)	3,230
83	Amgen Inc.	16,314
639	Becton Dickinson and Company	159,987
592	Cardinal Health Inc.	29,570
11,774	CVS Health Corp	763,662
3,709	Danaher Corp	380,469
10,041	Eli Lilly & Co	992,151
9,204	Gilead Sciences Inc.	716,347
40	IQVIA Holdings Inc., (2)	4,878
18,716	Merck & Co Inc.	1,232,823
50	Perrigo Co PLC	4,026
39	Quest Diagnostics Inc.	4,201
40	ResMed Inc.	4,231
76	Seattle Genetics Inc., (2)	5,350
	Total Health Care	5,744,946
	Industrials – 7.3%
3,714	3M Co	788,556
4,864	Caterpillar Inc.	699,443
106	Deere & Co	15,348
82	IHS Markit Ltd, (2)	4,348
17,603	Johnson Controls International plc	660,288
45	ManpowerGroup Inc.	4,197

Shares	Description (1)	Value
	Industrials (continued)
4,520	Norfolk Southern Corp	$763,880
64	Owens Corning	3,982
312	Parker-Hannifin Corp	52,744
488	Snap-on Inc.	82,760
612	Union Pacific Corporation	91,733
	Total Industrials	3,167,279
	Information Technology – 12.6%
36,076	Hewlett Packard Enterprise Co	557,014
30,008	HP Inc.	692,585
26,482	Intel Corp	1,273,784
6,952	International Business Machines Corp (IBM)	1,007,553
78	Keysight Technologies Inc., (2)	4,524
14,580	Microsoft Corporation	1,546,646
3,827	TE Connectivity Ltd	358,092
	Total Information Technology	5,440,198
	Materials – 4.2%
92	Ball Corp	3,585
36	Celanese Corp	4,252
30	International Flavors & Fragrances Inc.	3,983
2,975	International Paper Co	159,847
3,143	LyondellBasell Industries NV	348,213
5,312	Mosaic Co	159,944
2,882	Newmont Mining Corp	105,712
3,159	PPG Industries Inc.	349,575
3,997	Praxair Inc.	669,497
	Total Materials	1,804,608
	Real Estate – 3.4%
34	Alexandria Real Estate Equities Inc.	4,333
53	Boston Properties Inc.	6,653
53	Camden Property Trust	4,907
40	Digital Realty Trust Inc.	4,857
167	Duke Realty Corp	4,863
29	Federal Realty Investment Trust	3,640
2,523	HCP Inc.	65,346
213	Host Hotels & Resorts Inc.	4,460
127	Iron Mountain Inc.	4,459
5,984	Kimco Realty Corp	99,873
89	Liberty Property Trust	3,815
68	Macerich Co	4,016

Nushares ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
50	Mid-America Apartment Communities Inc.	$5,039
59	Regency Centers Corp	3,754
149	UDR Inc.	5,734
11,024	Welltower Inc.	690,102
16,902	Weyerhaeuser Co	577,710
	Total Real Estate	1,493,561
	Telecommunication Services – 4.3%
27,530	CenturyLink Inc.	516,738
25,718	Verizon Communications Inc.	1,328,078
	Total Telecommunication Services	1,844,816
	Utilities – 6.4%
95	CMS Energy Corp	4,592
7,107	Consolidated Edison Inc.	560,955
7,557	Edison International	503,523
9,065	Eversource Energy	550,427
55	Pinnacle West Capital Corp	4,424
7,007	Public Service Enterprise Group Inc.	361,281
4,746	SCANA Corp	189,793
5,204	Sempra Energy	601,530
	Total Utilities	2,776,525
	Total Long-Term Investments (cost $40,999,543)	43,209,232
	Other Assets Less Liabilities – 0.1%	44,324
	Net Assets – 100%	$ 43,253,556
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,209,232	$ —	$ —	$43,209,232
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$41,000,835
Gross unrealized:
Appreciation	$ 2,936,547
Depreciation	(728,150)
Net unrealized appreciation (depreciation) of investments	$ 2,208,397
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nushares ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Consumer Discretionary – 12.5%
21,857	Aramark	$878,870
12,147	CarMax Inc., (2)	907,138
3,427	Hasbro Inc.	341,363
7,950	Liberty Broadband Corp, Class C Shares, (2)	631,787
15,000	LKQ Corp, (2)	502,800
4,956	Lululemon Athletica Inc., (2)	594,472
4,941	Tractor Supply Co	385,596
4,258	TripAdvisor Inc., (2)	246,921
20	Ulta Beauty Inc., (2)	4,888
27,155	Under Armour Inc., (2)	542,285
13,295	Under Armour Inc., Class C Shares, (2)	249,148
3,540	Vail Resorts Inc.	980,120
	Total Consumer Discretionary	6,265,388
	Consumer Staples – 1.7%
7,397	McCormick & Co Inc.	869,443
	Energy – 1.9%
14,679	Cheniere Energy Inc., (2)	932,117
	Financials – 6.2%
50	Comerica Inc.	4,847
14,172	E*TRADE Financial Corp, (2)	847,627
5,162	First Republic Bank/CA	510,315
41	Signature Bank/New York NY	4,498
3,200	SVB Financial Group, (2)	985,216
13,137	XL Group Ltd	738,694
	Total Financials	3,091,197
	Health Care – 14.4%
2,002	ABIOMED Inc., (2)	709,769
3,903	Align Technology Inc., (2)	1,392,005
3,290	Cooper Cos Inc.	857,045
12,328	Henry Schein Inc., (2)	978,966
144	IDEXX Laboratories Inc., (2)	35,270
3,769	Jazz Pharmaceuticals PLC, (2)	652,338
1,196	Mettler-Toledo International Inc., (2)	708,642

Shares	Description (1)	Value
	Health Care (continued)
8,220	ResMed Inc.	$869,512
5,043	Waters Corp, (2)	994,833
	Total Health Care	7,198,380
	Industrials – 27.2%
4,054	Acuity Brands Inc.	563,628
4,306	AGCO Corp	271,364
1,360	AMERCO	512,829
8,497	CH Robinson Worldwide Inc.	783,678
16,454	Copart Inc., (2)	944,295
7,345	Expeditors International of Washington Inc.	559,469
12,316	Fastenal Co	701,150
14,101	HD Supply Holdings Inc., (2)	620,162
2,677	Lennox International Inc.	581,123
20,992	Masco Corp	846,607
5,664	Middleby Corp, (2)	580,447
12,434	Robert Half International Inc.	942,000
15,809	Sensata Technologies Holding PLC, (2)	859,535
9,765	Spirit AeroSystems Holdings Inc.	910,586
13,381	TransUnion	968,784
5,490	United Rentals Inc., (2)	816,912
5,041	WABCO Holdings Inc.	633,553
1,614	WW Grainger Inc.	559,348
12,794	Xylem Inc.	979,509
	Total Industrials	13,634,979
	Information Technology – 26.8%
68,914	Advanced Micro Devices Inc., (2)	1,263,194
12,156	Akamai Technologies Inc., (2)	914,860
2,056	Arista Networks Inc., (2)	525,781
8,162	Broadridge Financial Solutions Inc.	922,143
19,000	Cadence Design Systems Inc., (2)	837,710
2,046	Citrix Systems Inc.	224,999
3,417	Cognex Corp	180,349
13,348	CommScope Holding Co Inc., (2)	428,604
267	Flex Ltd, (2)	3,727
14,568	FLIR Systems Inc.	853,685
13,793	Fortinet Inc., (2)	867,718
4,641	Gartner Inc., (2)	628,531
38	Jack Henry & Associates Inc.	5,118
5,888	Keysight Technologies Inc., (2)	341,504
10,321	Maxim Integrated Products Inc.	631,026

Nushares ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
3,135	MercadoLibre Inc.	$1,075,023
12,308	Microchip Technology Inc.	1,149,936
1,134	Skyworks Solutions Inc.	107,254
8,807	Splunk Inc., (2)	846,353
8,087	Take-Two Interactive Software Inc., (2)	913,993
19,402	Trimble Inc., (2)	684,890
	Total Information Technology	13,406,398
	Materials – 4.2%
24,276	Axalta Coating Systems Ltd, (2)	734,349
4,904	International Flavors & Fragrances Inc.	651,055
16,759	Sealed Air Corp	738,569
	Total Materials	2,123,973
	Real Estate – 3.3%
5,380	CBRE Group Inc., (2)	267,924
6,235	SBA Communications Corp, (2)	986,689
9,887	UDR Inc.	380,452
	Total Real Estate	1,635,065
	Telecommunication Services – 1.7%
23,118	Zayo Group Holdings Inc., (2)	857,447
	Total Long-Term Investments (cost $44,977,545)	50,014,387
	Other Assets Less Liabilities – 0.1%	52,008
	Net Assets – 100%	$ 50,066,395
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$50,014,387	$ —	$ —	$50,014,387

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$44,978,454
Gross unrealized:
Appreciation	$ 5,869,669
Depreciation	(833,736)
Net unrealized appreciation (depreciation) of investments	$ 5,035,933
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nushares ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 20.2%
6,144	Autoliv Inc.	$629,514
13,027	Best Buy Co Inc.	977,416
8,215	Darden Restaurants Inc.	878,512
4,365	Discovery Inc., Class A Shares, (2)	116,022
19,913	Discovery Inc., Class C Shares, (2)	488,864
15,615	Gap Inc.	471,105
12,461	Garmin Ltd	778,189
6,806	Genuine Parts Co	662,292
6,146	Goodyear Tire & Rubber Co	148,795
41,132	Hanesbrands Inc.	915,598
7,210	Harley-Davidson Inc.	309,237
554	Kohl's Corp	40,924
9,464	Liberty Broadband Corp, Class C Shares, (2)	752,104
169	Nordstrom Inc.	8,857
5,564	Tiffany & Co	765,384
10,375	TripAdvisor Inc., (2)	601,646
5,373	Whirlpool Corporation	704,400
	Total Consumer Discretionary	9,248,859
	Consumer Staples – 4.6%
9,476	Bunge Ltd	655,076
6,090	JM Smucker Co	676,721
6,685	McCormick & Co Inc.	785,755
	Total Consumer Staples	2,117,552
	Energy – 2.1%
28,942	TechnipFMC PLC	942,062
	Financials – 21.6%
28,250	Ally Financial Inc.	755,970
13,332	Arthur J Gallagher & Co	951,238
6,107	Assurant Inc.	673,602
26,918	Citizens Financial Group Inc.	1,070,798
10,215	Huntington Bancshares Inc.	157,720
8,679	Invesco Ltd	234,246
14,023	Lincoln National Corp	954,966
979	Nasdaq Inc.	89,481

Shares	Description (1)	Value
	Financials (continued)
33,914	New York Community Bancorp Inc.	$365,254
39,492	People's United Financial Inc.	719,939
17,577	Principal Financial Group Inc.	1,020,872
7,608	Raymond James Financial Inc.	696,817
20,628	Regions Financial Corp	383,887
15,201	Voya Financial Inc.	767,954
14,739	XL Group Ltd	828,774
4,520	Zions Bancorporation	233,684
	Total Financials	9,905,202
	Health Care – 2.3%
13,368	DENTSPLY SIRONA Inc.	643,135
4,042	Quest Diagnostics Inc.	435,404
	Total Health Care	1,078,539
	Industrials – 9.7%
7,804	CH Robinson Worldwide Inc.	719,763
16,119	Flowserve Corp	714,555
4,732	L3 Technologies Inc.	1,014,730
2,988	ManpowerGroup Inc.	278,661
27,976	Nielsen Holdings PLC	659,115
10,605	Owens Corning	659,843
2,450	Snap-on Inc.	415,495
	Total Industrials	4,462,162
	Information Technology – 7.0%
2,218	CommScope Holding Co Inc., (2)	71,220
6,428	Keysight Technologies Inc., (2)	372,824
8,788	Sabre Corp	216,361
14,124	Seagate Technology PLC	743,205
5,731	Skyworks Solutions Inc.	542,038
27,826	Western Union Co	560,972
26,432	Xerox Corp	686,439
	Total Information Technology	3,193,059
	Materials – 7.6%
16,474	Ball Corp	641,992
5,930	International Flavors & Fragrances Inc.	787,267
22,971	Mosaic Co	691,657
17,361	Newmont Mining Corp	636,801
12,634	WestRock Co	732,519
	Total Materials	3,490,236

Nushares ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Real Estate – 14.0%
28,747	Duke Realty Corp	$837,113
3,151	Federal Realty Investment Trust	395,451
5,056	HCP Inc.	130,950
43,765	Host Hotels & Resorts Inc.	916,439
23,445	Iron Mountain Inc.	823,154
3,037	Jones Lang LaSalle Inc.	519,357
17,381	Liberty Property Trust	744,950
6,347	Mid-America Apartment Communities Inc.	639,651
12,235	Regency Centers Corp	778,513
16,138	UDR Inc.	620,990
	Total Real Estate	6,406,568
	Telecommunication Services – 2.3%
55,982	CenturyLink Inc.	1,050,782
	Utilities – 8.4%
20,696	CMS Energy Corp	1,000,445
18,630	Eversource Energy	1,131,213
32,538	NiSource Inc.	851,845
10,520	Pinnacle West Capital Corp	846,124
	Total Utilities	3,829,627
	Total Long-Term Investments (cost $43,794,304)	45,724,648
	Other Assets Less Liabilities – 0.2%	85,698
	Net Assets – 100%	$ 45,810,346
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$45,724,648	$ —	$ —	$45,724,648

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$43,797,509
Gross unrealized:
Appreciation	$ 3,192,803
Depreciation	(1,265,664)
Net unrealized appreciation (depreciation) of investments	$ 1,927,139
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nushares ESG Small-Cap ETF (NUSC)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Consumer Discretionary – 12.8%
1,551	Aaron's Inc.	$67,174
1,084	American Public Education Inc., (2)	47,804
255	Asbury Automotive Group Inc., (2)	17,927
1,568	At Home Group Inc., (2)	56,871
2,893	AutoNation Inc., (2)	140,397
1,734	Barnes & Noble Education Inc., (2)	9,745
1,801	BBX Capital Corp	15,705
875	BJ's Restaurants Inc.	55,344
1,871	Bright Horizons Family Solutions Inc., (2)	200,178
2,131	Brinker International Inc.	100,519
230	Cable One Inc.	166,488
3,460	Callaway Golf Co	66,570
2,307	Camping World Holdings Inc.	51,146
1,906	Century Communities Inc., (2)	58,133
2,409	Cheesecake Factory Inc.	134,976
6,088	Cinemark Holdings Inc.	218,681
3,107	Clear Channel Outdoor Holdings Inc., Class A, (2)	13,826
120	Columbia Sportswear Co	10,438
871	Cooper-Standard Holdings Inc., (2)	117,411
3,995	Core-Mark Holding Co Inc.	96,599
3,104	Crocs Inc., (2)	56,213
1,757	Dave & Buster's Entertainment Inc., (2)	86,357
616	Deckers Outdoor Corp, (2)	69,503
1,441	Dine Brands Global Inc.	102,354
1,044	Dorman Products Inc., (2)	77,966
2,867	Dunkin' Brands Group Inc.	199,629
592	Ethan Allen Interiors Inc.	13,320
707	Express Inc., (2)	6,808
597	Fiesta Restaurant Group Inc., (2)	17,343
1,422	Five Below Inc., (2)	138,162
2,766	Foot Locker Inc.	135,008
3,583	Fossil Group Inc., (2)	93,875
3,366	GameStop Corp	48,504
9,664	Gannett Co Inc.	102,148
9,258	Gentex Corp	214,786

Shares	Description (1)	Value
	Consumer Discretionary (continued)
1,467	Gentherm Inc., (2)	$66,455
7,150	GNC Holdings Inc.	22,737
97	Graham Holdings Co	54,223
1,517	Green Brick Partners Inc., (2)	14,715
1,685	Group 1 Automotive Inc.	117,933
696	Helen of Troy Ltd, (2)	79,727
1,161	Hemisphere Media Group Inc., (2)	13,932
983	Hooker Furniture Corp	44,284
9,072	Houghton Mifflin Harcourt Co, (2)	57,607
10,843	Hovnanian Enterprises Inc., (2)	17,024
3,978	ILG Inc.	136,565
4,360	IMAX Corp, (2)	96,356
2,105	International Speedway Corp	91,146
2,444	iRobot Corp, (2)	193,687
1,098	Jack in the Box Inc., Term Loan	92,496
2,714	John Wiley & Sons Inc., Class A	171,389
939	Lands' End Inc., (2)	22,771
1,681	La-Z-Boy Inc.	51,271
1,640	LGI Homes Inc., (2)	84,772
746	Lithia Motors Inc.	66,431
1,093	Loral Space & Communications Inc., (2)	43,174
1,558	Marcus Corp	60,061
2,282	MarineMax Inc., (2)	42,788
752	Marriott Vacations Worldwide Corp	89,571
1,310	Meritage Homes Corp, (2)	56,527
981	Michaels Cos Inc., (2)	20,022
2,408	Modine Manufacturing Co	42,020
712	Monro Inc.	48,024
453	Motorcar Parts of America Inc., (2)	9,785
622	Movado Group Inc.	30,976
447	Murphy USA Inc., (2)	35,420
6,905	National CineMedia Inc.	57,035
10,944	New York Times Co, Class A	271,411
2,613	Nutrisystem Inc.	104,520
43,226	Office Depot Inc.	108,497
1,410	Overstock.com Inc., (2)	50,267
3,547	Pool Corp	543,578
2,389	Rent-A-Center Inc.	35,453
5,670	Sally Beauty Holdings Inc., (2)	93,498
2,592	Scholastic Corp	108,242

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
3,281	Service Corp International/US	$129,107
3,498	ServiceMaster Global Holdings Inc., (2)	199,351
1,019	Shake Shack Inc., Class A Shares, (2)	63,514
330	Shoe Carnival Inc.	10,352
1,369	Shutterfly Inc., (2)	112,614
3,415	Signet Jewelers Ltd	197,182
2,647	Six Flags Entertainment Corp	171,923
617	Sleep Number Corp, (2)	17,578
979	Sotheby's	51,995
2,195	Tempur Sealy International Inc., (2)	107,270
306	Tenneco Inc.	14,107
3,354	Tile Shop Holdings Inc.	27,838
331	Unifi Inc., (2)	9,986
1,589	Visteon Corp, (2)	186,040
2,803	Wayfair Inc., Class A Shares, (2)	305,022
1,123	Weight Watchers International Inc.	100,542
9,349	Wendy's Co	155,941
2,861	Wolverine World Wide Inc.	101,222
	Total Consumer Discretionary	8,315,882
	Consumer Staples – 2.8%
585	Andersons Inc.	20,621
18,749	Avon Products Inc.	29,811
2,057	Casey's General Stores Inc.	224,995
9,575	Darling Ingredients Inc., (2)	192,362
2,303	Edgewell Personal Care Co	124,040
497	Farmer Brothers Co	14,338
2,484	Fresh Del Monte Produce Inc.	90,169
755	Freshpet Inc., (2)	21,895
4,141	Herbalife Nutrition Ltd	213,800
985	Medifast Inc.	169,105
2,944	Performance Food Group Co, (2)	105,542
183	PriceSmart Inc.	14,960
2,633	Smart & Final Stores Inc., (2)	15,535
3,096	SpartanNash Co	74,180
1,549	Sprouts Farmers Market Inc., (2)	33,288
3,603	TreeHouse Foods Inc., (2)	171,107
2,042	United Natural Foods Inc., (2)	65,752
3,986	US Foods Holding Corp, (2)	134,767
589	USANA Health Sciences Inc., (2)	77,895

Shares	Description (1)	Value
	Consumer Staples (continued)
462	Weis Markets Inc.	$ 23,622
	Total Consumer Staples	1,817,784
	Energy – 4.6%
6,520	Antero Midstream GP LP	125,314
11,214	Archrock Inc.	153,071
5,331	C&J Energy Services Inc., (2)	123,999
2,873	Core Laboratories NV	322,121
2,633	Covia Holdings Corp, (2)	47,473
7,029	Delek US Holdings Inc.	374,786
2,879	Dril-Quip Inc., (2)	148,412
5,504	EnLink Midstream LLC	87,789
2,772	Exterran Corp, (2)	76,840
6,051	Forum Energy Technologies Inc., (2)	79,571
6,761	Frank's International NV	56,995
12,029	Helix Energy Solutions Group Inc., (2)	120,410
4,359	Keane Group Inc., (2)	61,505
2,302	Matrix Service Co, (2)	45,925
12,480	McDermott International Inc., (2)	224,765
845	Natural Gas Services Group Inc., (2)	18,675
930	NCS Multistage Holdings Inc., (2)	14,750
6,481	Newpark Resources Inc., (2)	71,615
6,561	Oceaneering International Inc.	179,509
4,410	Oil States International Inc., (2)	153,909
3,100	Renewable Energy Group Inc., (2)	52,855
5,619	RPC Inc.	83,161
3,995	Select Energy Services Inc., (2)	61,044
10,048	TETRA Technologies Inc., (2)	43,307
68,990	Weatherford International PLC, (2)	233,876
	Total Energy	2,961,677
	Financials – 15.4%
1,591	Ameris Bancorp	74,141
9,515	Apollo Commercial Real Estate Finance Inc.	181,641
5,181	Aspen Insurance Holdings Ltd	209,571
6,033	Associated Banc-Corp	162,891
463	BancFirst Corp	28,752
1,349	Bancorp Inc., (2)	13,099
7,508	BancorpSouth Bank	247,013
574	Bank of Hawaii Corp	46,201
3,645	Bank OZK	149,081
6,303	BankUnited Inc.	244,935

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
802	Banner Corp	$50,502
532	Berkshire Hills Bancorp Inc.	21,599
336	BOK Financial Corp	32,703
13,501	Brown & Brown Inc.	395,039
268	Carolina Financial Corp	11,189
1,625	Cathay General Bancorp	67,584
2,062	Chemical Financial Corp	117,122
1,811	Cohen & Steers Inc.	75,863
1,674	Columbia Banking System Inc.	68,517
979	Commerce Bancshares Inc.	65,397
1,698	Crawford & Co	14,399
1,681	Cullen/Frost Bankers Inc.	185,734
1,227	CVB Financial Corp	29,350
2,871	Donnelley Financial Solutions Inc., (2)	59,717
518	Evercore Inc.	58,534
1,468	FactSet Research Systems Inc.	295,596
1,117	FCB Financial Holdings Inc., Class A Shares, (2)	56,967
783	Federal Agricultural Mortgage Corp	73,829
9,735	First American Financial Corp	545,160
297	First Busey Corp	9,421
2,048	First Financial Bancorp	62,157
913	First Hawaiian Inc.	25,801
910	First Interstate BancSystem Inc.	39,267
1,652	Flagstar Bancorp Inc., (2)	56,251
961	Flushing Financial Corp	24,102
4,536	Fulton Financial Corp	78,700
32,036	Genworth Financial Inc., Class A, (2)	147,366
1,067	Glacier Bancorp Inc.	45,561
3,146	Granite Point Mortgage Trust Inc.	59,774
2,342	Great Western Bancorp Inc.	98,013
4,058	Green Dot Corp, Class A Shares, (2)	321,881
370	Guaranty Bancorp	11,119
3,546	Hancock Whitney Corp	178,187
4,622	Hannon Armstrong Sustainable Infrastructure Capital Inc.	90,545
2,448	Hanover Insurance Group Inc.	307,028
422	Heartland Financial USA Inc.	24,793
470	Heritage Financial Corp/WA	16,474
1,443	HomeStreet Inc.	42,713
2,376	Horace Mann Educators Corp	103,831
705	Independent Bank Corp/Rockland MA	62,322

Shares	Description (1)	Value
	Financials (continued)
1,380	INTL. FCStone Inc., (2)	$73,954
15,291	Investors Bancorp Inc.	191,443
3,987	Janus Henderson Group PLC	129,777
906	KKR Real Estate Finance Trust Inc.	18,772
8,767	Ladenburg Thalmann Financial Services Inc., (2)	29,720
1,717	LegacyTexas Financial Group Inc.	75,256
6,701	Legg Mason Inc.	228,705
2,071	Live Oak Bancshares Inc.	58,920
1,714	MB Financial Inc.	83,043
773	Meta Financial Group Inc.	69,145
12,611	MGIC Investment Corp, (2)	157,385
1,610	Morningstar Inc.	212,520
1,164	MTGE Investment Corp	23,338
311	National Bank Holdings Corp	12,309
1,179	OceanFirst Financial Corp	34,391
3,185	Old National Bancorp/IN	61,948
3,501	On Deck Capital Inc., (2)	23,947
868	Opus Bank	24,564
3,756	PacWest Bancorp	188,626
220	Park National Corp	24,094
351	People's Utah Bancorp	12,759
3,025	Pinnacle Financial Partners Inc.	189,063
3,959	PRA Group Inc., (2)	155,193
1,167	Prosperity Bancshares Inc.	81,865
336	Sandy Spring Bancorp Inc.	13,141
2,028	ServisFirst Bancshares Inc.	85,683
1,994	Simmons First National Corp	59,421
632	South State Corp	52,898
12,848	Starwood Property Trust Inc.	293,448
327	State Bank Financial Corp	10,284
7,781	Sterling Bancorp	172,738
1,778	Stewart Information Services Corp	80,792
2,927	Synovus Financial Corp	144,652
198	Texas Capital Bancshares Inc., (2)	17,978
922	TFS Financial Corp	14,033
551	TriState Capital Holdings Inc., (2)	16,199
1,985	Triumph Bancorp Inc., (2)	76,125
1,414	Trustmark Corp	49,759
1,506	UMB Financial Corp	108,266
6,694	Umpqua Holdings Corp	142,582

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,139	Union Bankshares Corp	$46,141
2,366	Virtu Financial Inc., Class A Shares	47,675
2,520	Walker & Dunlop Inc.	149,335
2,949	Washington Federal Inc.	98,939
2,344	Webster Financial Corp	151,258
385	Westamerica Bancorporation	23,108
2,673	Western Alliance Bancorp, (2)	151,613
278	White Mountains Insurance Group Ltd	253,822
1,713	Wintrust Financial Corp	150,281
801	WSFS Financial Corp	45,417
	Total Financials	10,003,757
	Health Care – 12.7%
220	Abaxis Inc.	18,260
3,951	ACADIA Pharmaceuticals Inc., (2)	59,621
4,483	Accuray Inc., (2)	17,260
2,235	Achaogen Inc., (2)	15,913
1,514	Aclaris Therapeutics Inc., (2)	25,950
3,264	Aduro Biotech Inc., (2)	19,094
641	Aerie Pharmaceuticals Inc., (2)	43,300
159	Agios Pharmaceuticals Inc., (2)	13,739
1,505	Akcea Therapeutics Inc., (2)	47,588
3,119	Alder Biopharmaceuticals Inc., (2)	59,105
6,257	Allscripts Healthcare Solutions Inc., (2)	76,586
877	American Renal Associates Holdings Inc., (2)	14,111
6,524	Amicus Therapeutics Inc., (2)	94,924
2,031	AMN Healthcare Services Inc., (2)	122,875
1,424	AnaptysBio Inc., (2)	111,528
659	AngioDynamics Inc., (2)	13,931
1,480	Assembly Biosciences Inc., (2)	65,460
1,133	Atara Biotherapeutics Inc., (2)	42,544
1,206	athenahealth Inc., (2)	181,756
1,201	AtriCure Inc., (2)	34,409
128	Atrion Corp	88,064
2,050	Bellicum Pharmaceuticals Inc., (2)	13,038
5,957	BioCryst Pharmaceuticals Inc., (2)	35,146
1,962	BioTelemetry Inc., (2)	103,005
1,201	Bluebird Bio Inc., (2)	186,035
16,088	Brookdale Senior Living Inc., (2)	154,284
4,066	Bruker Corp	131,738
1,918	Capital Senior Living Corp, (2)	19,161

Shares	Description (1)	Value
	Health Care (continued)
581	Cardiovascular Systems Inc., (2)	$22,037
1,247	Cerus Corp, (2)	9,240
300	Chemed Corp	94,809
920	Civitas Solutions Inc., (2)	15,042
3,355	Coherus Biosciences Inc., (2)	63,913
1,604	Collegium Pharmaceutical Inc., (2)	30,909
247	Computer Programs & Systems Inc.	7,706
341	CorVel Corp, (2)	19,556
1,227	Cross Country Healthcare Inc., (2)	14,393
451	CryoLife Inc.	13,440
1,268	Diplomat Pharmacy Inc., (2)	26,349
1,023	Eagle Pharmaceuticals Inc., (2)	81,073
578	Encompass Health Corp	43,714
6,819	Endologix Inc., (2)	34,709
1,221	Envision Healthcare Corp, (2)	54,041
1,959	Esperion Therapeutics Inc., (2)	88,037
1,140	FibroGen Inc., (2)	71,934
1,703	Flexion Therapeutics Inc., (2)	40,634
1,724	G1 Therapeutics Inc., (2)	88,527
4,457	GenMark Diagnostics Inc., (2)	29,773
2,691	Glaukos Corp, (2)	111,972
1,606	Global Blood Therapeutics Inc., (2)	67,131
2,344	Globus Medical Inc., Class A, (2)	120,669
1,900	Haemonetics Corp, (2)	185,516
2,546	Halozyme Therapeutics Inc., (2)	46,083
592	Heska Corp, (2)	59,348
1,683	HMS Holdings Corp, (2)	40,274
428	Horizon Pharma Plc, (2)	7,546
4,353	Insmed Inc., (2)	108,259
1,673	Intersect ENT Inc., (2)	54,122
1,129	Karyopharm Therapeutics Inc., (2)	20,074
434	LeMaitre Vascular Inc.	15,624
1,101	Ligand Pharmaceuticals Inc., (2)	240,381
4,223	LivaNova PLC, (2)	465,079
1,772	Loxo Oncology Inc., (2)	296,969
686	Magellan Health Inc., (2)	49,906
3,243	Medicines Co, (2)	128,844
1,653	Medidata Solutions Inc., (2)	122,834
2,715	MEDNAX Inc., (2)	116,175
1,802	Merit Medical Systems Inc., (2)	97,849

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
9,123	MiMedx Group Inc., (2)	$38,773
2,837	Minerva Neurosciences Inc., (2)	22,838
2,320	MyoKardia Inc., (2)	133,168
2,243	Natera Inc., (2)	51,499
951	National Research Corp	36,090
5,208	NeoGenomics Inc., (2)	72,912
29,088	OPKO Health Inc., (2)	163,475
4,245	OraSure Technologies Inc., (2)	71,274
152	Orthofix International NV, (2)	9,194
2,740	Owens & Minor Inc.	51,704
2,190	Paratek Pharmaceuticals Inc., (2)	22,119
7,176	Patterson Cos Inc.	175,955
995	Penumbra Inc., (2)	141,539
201	PerkinElmer Inc.	15,915
3,042	Premier Inc., Class A, (2)	113,771
2,550	Prestige Brands Holdings Inc., (2)	91,111
5,329	Progenics Pharmaceuticals Inc., (2)	42,552
1,132	Prothena Corp PLC, (2)	16,822
1,686	Quidel Corp, (2)	114,412
1,082	RadNet Inc., (2)	14,499
913	Reata Pharmaceuticals Inc., (2)	64,010
1,584	Repligen Corp, (2)	76,555
1,564	Revance Therapeutics Inc., (2)	44,965
1,065	Sage Therapeutics Inc., (2)	153,701
1,930	Sarepta Therapeutics Inc., (2)	224,343
4,077	Select Medical Holdings Corp	84,802
1,401	Spark Therapeutics Inc., (2)	107,485
2,652	STAAR Surgical Co, (2)	81,814
910	STERIS PLC	104,168
1,261	Surgery Partners Inc., (2)	19,041
383	Tactile Systems Technology Inc., (2)	18,411
1,809	Teladoc Inc., (2)	108,269
3,320	TESARO Inc., (2)	115,636
2,387	Theravance Biopharma Inc., (2)	57,169
1,508	Tivity Health Inc., (2)	50,820
1,422	Ultragenyx Pharmaceutical Inc., (2)	112,494
151	US Physical Therapy Inc.	15,817
3,200	Varex Imaging Corp, (2)	122,368
1,582	Vocera Communications Inc., (2)	47,745
1,415	West Pharmaceutical Services Inc.	155,155

Shares	Description (1)	Value
	Health Care (continued)
10,597	ZIOPHARM Oncology Inc., (2)	$27,446
1,129	Zogenix Inc., (2)	64,071
	Total Health Care	8,268,823
	Industrials – 16.1%
1,410	AAON Inc.	53,227
573	ABM Industries Inc.	17,878
2,899	ACCO Brands Corp	37,107
2,470	Actuant Corp	70,518
3,123	Advanced Drainage Systems Inc.	87,288
1,485	Aegion Corp, (2)	36,798
1,478	Aerovironment Inc., (2)	108,796
431	Alamo Group Inc.	40,083
5,892	Allison Transmission Holdings Inc.	276,924
1,208	Argan Inc.	46,387
2,339	Armstrong World Industries Inc., (2)	158,818
1,189	ASGN Inc., (2)	107,367
1,789	Astronics Corp, (2)	73,367
3,795	Avis Budget Group Inc., (2)	132,256
2,625	Axon Enterprise Inc., (2)	178,316
2,969	Barnes Group Inc.	201,447
5,975	Beacon Roofing Supply Inc., (2)	251,428
411	Brady Corp	15,721
2,240	Briggs & Stratton Corp	39,626
9,117	Builders FirstSource Inc., (2)	163,468
2,430	Carlisle Cos Inc.	298,501
1,588	Chart Industries Inc., (2)	124,007
2,021	Cimpress NV, (2)	295,207
1,459	Clean Harbors Inc., (2)	83,061
1,086	Comfort Systems USA Inc.	60,327
1,124	Cubic Corp	76,544
1,737	Curtiss-Wright Corp	231,073
3,904	Donaldson Co Inc.	186,221
1,177	Echo Global Logistics Inc., (2)	40,548
1,711	EMCOR Group Inc.	131,661
1,276	EnerSys	104,721
2,195	ESCO Technologies Inc.	136,639
3,177	Essendant Inc.	52,833
1,544	Esterline Technologies Corp, (2)	131,703
2,094	Franklin Electric Co Inc.	103,548
2,726	GATX Corp	224,459

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
332	Genesee & Wyoming Inc., (2)	$28,552
329	GP Strategies Corp, (2)	6,218
1,507	Granite Construction Inc.	81,303
4,149	Great Lakes Dredge & Dock Corp	22,405
1,455	Healthcare Services Group Inc.	58,578
1,438	Herman Miller Inc.	54,428
4,336	Hertz Global Holdings Inc., (2)	66,037
2,819	Hexcel Corp	194,539
5,169	Hillenbrand Inc.	259,484
1,380	Hubbell Inc.	170,085
340	Hyster-Yale Materials Handling Inc.	22,358
329	ICF International Inc.	24,231
3,270	Insperity Inc.	310,977
1,471	Interface Inc.	32,950
2,292	ITT Inc.	129,888
4,793	KAR Auction Services Inc.	284,944
460	Kelly Services Inc.	11,173
4,029	KeyW Holding Corp, (2)	35,737
1,458	KLX Inc., (2)	106,507
172	Korn Ferry International	11,349
135	Lindsay Corp	12,709
7,086	Macquarie Infrastructure Corp	321,775
1,090	Matthews International Corp	57,279
207	McGrath RentCorp	12,292
4,212	Mercury Systems Inc., (2)	175,767
1,243	Meritor Inc., (2)	25,606
1,963	Mobile Mini Inc.	83,722
499	MYR Group Inc., (2)	18,408
929	Navigant Consulting Inc., (2)	20,215
3,369	Navistar International Corp, (2)	145,103
2,719	Nexeo Solutions Inc., (2)	24,689
559	Oshkosh Corp	42,065
5,965	Pitney Bowes Inc.	52,074
19,748	Plug Power Inc., (2)	39,496
1,941	Proto Labs Inc., (2)	241,946
1,664	Quad Graphics Inc.	34,212
6,584	Quanta Services Inc., (2)	224,317
1,419	Raven Industries Inc.	55,057
1,976	Regal Beloit Corp	169,837
404	Resources Connection Inc.	6,424

Shares	Description (1)	Value
	Industrials (continued)
3,709	RR Donnelley & Sons Co	$21,883
2,496	Ryder System Inc.	195,437
3,345	SiteOne Landscape Supply Inc., (2)	298,240
553	SP Plus Corp, (2)	21,567
2,888	Spartan Motors Inc.	42,598
601	Steelcase Inc.	8,264
2,461	Team Inc., (2)	53,650
197	Teledyne Technologies Inc., (2)	43,226
495	Tennant Co	40,268
660	Tetra Tech Inc.	40,128
3,805	Toro Co	229,023
2,043	TriMas Corp, (2)	60,473
3,895	TriNet Group Inc., (2)	209,746
1,128	TrueBlue Inc., (2)	30,512
851	Valmont Industries Inc.	118,842
1,044	Veritiv Corp, (2)	39,985
320	Viad Corp	18,368
3,985	Wabash National Corp	78,903
3,445	WageWorks Inc., (2)	181,896
531	Watts Water Technologies Inc.	45,427
5,847	Welbilt Inc., (2)	133,312
4,357	Wesco Aircraft Holdings Inc., (2)	52,066
1,445	WESCO International Inc., (2)	88,145
4,494	Woodward Inc.	373,946
	Total Industrials	10,478,514
	Information Technology – 15.5%
417	ADTRAN Inc.	6,776
3,457	ANGI Homeservices Inc., (2)	54,309
3,248	ARRIS International PLC, (2)	82,044
573	AVX Corp	11,907
2,507	Badger Meter Inc.	130,740
444	Belden Inc.	28,749
284	Benefitfocus Inc., (2)	8,548
4,409	Black Knight Inc., (2)	227,725
2,135	Blackbaud Inc.	213,094
2,030	Blackline Inc., (2)	86,681
12,656	Booz Allen Hamilton Holding Corp	598,249
4,979	Brooks Automation Inc.	152,258
2,251	Cabot Microelectronics Corp	271,133
368	CalAmp Corp, (2)	8,376

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,042	Cass Information Systems Inc.	$70,179
1,821	ChannelAdvisor Corp, (2)	25,312
2,179	Cirrus Logic Inc., (2)	94,264
79	Coherent Inc., (2)	12,487
11,248	Conduent Inc., (2)	202,014
1,374	Cray Inc., (2)	34,281
5,063	Cree Inc., (2)	238,720
974	CSG Systems International Inc.	39,613
335	CTS Corp	11,692
5,580	Diebold Nixdorf Inc.	63,333
635	Dolby Laboratories Inc.	40,926
256	EchoStar Corp, Class A, (2)	11,517
10,188	Entegris Inc.	358,108
334	ePlus Inc., (2)	32,949
6,149	Etsy Inc., (2)	251,248
1,002	ExlService Holdings Inc., (2)	59,759
705	Extreme Networks Inc., (2)	5,993
1,356	Fabrinet, (2)	53,047
824	Fair Isaac Corp	166,003
153	FARO Technologies Inc., (2)	9,960
3,916	First Solar Inc., (2)	205,003
3,484	Five9 Inc., (2)	111,140
4,759	Gogo Inc., (2)	17,037
1,894	Ichor Holdings Ltd, (2)	39,774
685	Insight Enterprises Inc., (2)	34,435
899	InterDigital Inc.	74,123
2,382	KEMET Corp, (2)	61,908
3,528	Kulicke & Soffa Industries Inc.	92,998
7,629	Limelight Networks Inc., (2)	34,025
570	Littelfuse Inc.	123,587
2,017	LogMeIn Inc.	163,478
1,288	Lumentum Holdings Inc., (2)	67,298
2,397	Manhattan Associates Inc., (2)	115,344
3,604	Mellanox Technologies Ltd, (2)	282,914
1,789	Methode Electronics Inc.	70,218
1,370	MINDBODY Inc., Class A Shares, (2)	51,169
2,753	MoneyGram International Inc., (2)	18,005
168	MTS Systems Corp	9,160
1,983	Nanometrics Inc., (2)	74,680
1,168	National Instruments Corp	51,170

Shares	Description (1)	Value
	Information Technology (continued)
2,092	NCR Corp, (2)	$58,409
593	NETGEAR Inc., (2)	39,049
1,929	NetScout Systems Inc., (2)	51,697
1,710	New Relic Inc., (2)	167,067
1,034	Novanta Inc., (2)	64,470
3,914	Nutanix Inc., (2)	191,355
375	NVE Corp	40,057
3,934	Oclaro Inc., (2)	33,282
173	OSI Systems Inc., (2)	13,798
1,999	Paycom Software Inc., (2)	212,394
866	Paylocity Holding Corp, (2)	50,228
499	Perficient Inc., (2)	13,134
160	Plantronics Inc.	10,986
257	Plexus Corp, (2)	15,271
531	Power Integrations Inc.	37,967
1,124	PTC Inc., (2)	103,307
1,584	Qualys Inc., (2)	137,966
2,377	Quotient Technology Inc., (2)	35,061
6,555	Rambus Inc., (2)	81,020
487	Rapid7 Inc., (2)	13,543
1,359	Ribbon Communications Inc., (2)	9,221
3,247	RingCentral Inc., (2)	239,466
414	Rogers Corp, (2)	48,260
1,764	Sanmina Corp, (2)	51,332
3,745	Science Applications International Corp	315,966
2,220	ServiceSource International Inc., (2)	7,770
2,404	Silicon Laboratories Inc., (2)	228,981
996	SPS Commerce Inc., (2)	85,447
1,005	Sykes Enterprises Inc., (2)	29,808
619	SYNNEX Corp	59,715
2,106	Tableau Software Inc., Class A, (2)	217,065
3,529	Teradata Corp, (2)	135,125
10,632	TiVo Corp	129,179
10,874	Travelport Worldwide Ltd	205,519
1,177	TTEC Holdings Inc.	37,841
1,231	Twilio Inc., (2)	71,263
713	Ultimate Software Group Inc., (2)	197,423
1,020	Universal Display Corp	98,226
9,648	VeriFone Systems Inc., (2)	220,939
1,645	Virtusa Corp, (2)	86,905

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
2,988	WEX Inc., (2)	$567,182
3,523	Yext Inc., (2)	74,476
1,963	Zebra Technologies Corp, Class A, (2)	270,757
	Total Information Technology	10,117,387
	Materials – 5.7%
868	AptarGroup Inc.	88,909
2,243	Bemis Co Inc.	102,976
3,892	Berry Global Group Inc., (2)	190,124
1,602	Boise Cascade Co	69,287
1,415	Clearwater Paper Corp, (2)	31,979
2,965	Compass Minerals International Inc.	201,175
2,344	Domtar Corp	113,028
6,611	Ferro Corp	148,880
195	Greif Inc., Class B Shares	11,281
3,608	HB Fuller Co	204,501
990	Innospec Inc.	80,140
3,596	KapStone Paper and Packaging Corp	125,069
10,980	Louisiana-Pacific Corp	295,582
1,761	Materion Corp	110,415
3,611	Mercer International Inc.	64,817
2,906	Minerals Technologies Inc.	219,694
579	Myers Industries Inc.	12,477
126	Neenah Inc.	11,063
1,343	PH Glatfelter Co	21,985
4,320	PolyOne Corp	193,752
5,220	Reliance Steel & Aluminum Co	470,844
2,136	Royal Gold Inc.	180,727
1,470	Ryerson Holding Corp, (2)	16,979
2,312	Schnitzer Steel Industries Inc.	76,180
3,769	Sensient Technologies Corp	261,418
1,135	Sonoco Products Co	63,356
1,750	Stepan Co	153,265
2,962	Trinseo SA	221,261
	Total Materials	3,741,164
	Real Estate – 10.6%
886	Alexander & Baldwin Inc.	21,220
216	Altisource Portfolio Solutions SA, (2)	7,195
4,837	American Campus Communities Inc.	199,526
556	Brandywine Realty Trust	9,168
979	CatchMark Timber Trust Inc., Class A	12,159

Shares	Description (1)	Value
	Real Estate (continued)
14,920	CBL & Associates Properties Inc.	$81,314
537	Chatham Lodging Trust	11,567
1,837	Chesapeake Lodging Trust	58,821
713	CorePoint Lodging Inc.	18,010
1,924	CoreSite Realty Corp	215,680
4,447	Corporate Office Properties Trust	132,254
6,876	Cousins Properties Inc.	64,084
5,612	CyrusOne Inc.	347,495
7,984	DiamondRock Hospitality Co	95,169
4,621	Douglas Emmett Inc.	179,480
2,734	Easterly Government Properties Inc.	51,809
5,750	Forest City Realty Trust Inc.	143,578
2,649	Four Corners Property Trust Inc.	65,960
5,501	Franklin Street Properties Corp	48,464
17,504	Gaming and Leisure Properties Inc.	635,745
2,940	Government Properties Income Trust	44,306
10,473	Gramercy Property Trust	286,856
1,397	HFF Inc., Class A Shares, (2)	62,879
4,855	Hospitality Properties Trust	137,251
3,599	Howard Hughes Corp, (2)	487,844
3,540	Hudson Pacific Properties Inc.	121,280
3,626	iStar Inc.	39,415
9,701	Kennedy-Wilson Holdings Inc.	202,751
2,424	Kilroy Realty Corp	176,831
6,271	MGM Growth Properties LLC	190,011
172	National Health Investors Inc.	12,873
1,434	New York REIT Inc., (2)	26,400
4,300	NorthStar Realty Europe Corp	58,867
9,245	Paramount Group Inc.	142,743
11,982	Park Hotels & Resorts Inc.	374,797
5,221	PotlatchDeltic Corp	244,082
4,448	QTS Realty Trust Inc., Class A Shares	190,152
2,842	Rayonier Inc.	99,498
4,655	Realogy Holdings Corp	101,805
3,891	Rexford Industrial Realty Inc.	119,220
14,278	RLJ Lodging Trust	322,540
285	RMR Group Inc.	24,738
13,051	Sabra Health Care REIT Inc.	282,032
3,283	Select Income REIT	68,451
3,416	St Joe Co, (2)	60,292

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
7,935	Sunstone Hotel Investors Inc.	$129,102
419	Tejon Ranch Co, (2)	9,805
1,884	Tier REIT Inc.	44,783
14,657	Uniti Group Inc.	259,136
15,241	Washington Prime Group Inc.	122,385
1,521	Washington Real Estate Investment Trust	46,375
	Total Real Estate	6,888,198
	Telecommunication Services – 0.6%
2,133	Boingo Wireless Inc., (2)	49,294
5,706	Consolidated Communications Holdings Inc.	72,694
877	Frontier Communications Corp	4,578
36,751	Globalstar Inc., (2)	20,581
6,845	Iridium Communications Inc., (2)	118,418
5,702	Orbcomm, Inc., (2)	54,511
7,672	Vonage Holdings Corp, (2)	98,278
	Total Telecommunication Services	418,354
	Utilities – 3.1%
10,706	Aqua America Inc.	395,480
1,410	Chesapeake Utilities Corp	118,229
6,421	New Jersey Resources Corp	296,971
4,776	NextEra Energy Partners LP	224,806
3,647	ONE Gas Inc.	280,965
3,318	Ormat Technologies Inc.	180,001
7,213	Pattern Energy Group Inc.	133,945
4,166	Southwest Gas Holdings Inc.	325,781
1,120	Spark Energy Inc.	9,576
5,781	TerraForm Power Inc., (2)	59,140
	Total Utilities	2,024,894
	Total Common Stocks (cost $60,025,905)	65,036,434

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
1,243	NewStar Financial Inc.	$ 612
	Total Common Stock Rights (cost $-)	612
	Total Long-Term Investments (cost $60,025,905)	65,037,046
	Other Assets Less Liabilities – 0.1%	72,286
	Net Assets – 100%	$ 65,109,332

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$65,036,434	$ —	$ —	$65,036,434
Common Stock Rights	—	—	612	612
Total	$65,036,434	$ —	$ 612	$65,037,046
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$60,035,398
Gross unrealized:
Appreciation	$ 6,713,889
Depreciation	(1,712,241)
Net unrealized appreciation (depreciation) of investments	$ 5,001,648
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: September 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2018